Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 272,937.00
Previously Paid Amount	0.00
Total Fee Amount	37.69
Total Offset Amount	0.00
Net Fee	37.69
Narrative - Max Aggregate Offering Price	$ 272,937.00
Final Prospectus	true